MassMutual Ascend Life Insurance Company
Index Summit 6 Pro Annuity With Death Benefit Return of Premium
Index Summit 6 Pro Annuity
Individual Index-linked Modified Single Premium Deferred Annuities
Supplement Dated June 30, 2026
To the Prospectuses and Updating Summary Prospectuses Dated May 1, 2026
This supplement is intended to update certain information in the prospectuses and updating summary prospectuses for the Index Summit 6 Pro with Death Benefit Return of Premium and the Index Summit 6 Pro index-linked annuities (“Contracts”). All other provisions outlined in your prospectus and updating summary prospectus remain unchanged. Unless otherwise indicated, terms used in this supplement have the same meaning as in your Contract prospectus and updating summary prospectus.
CONTRACT FEATURES
Effective the date of this supplement, the description of the
Performance Lock
feature on Page 11 of the prospectuses is deleted and replaced with the following:
A Performance Lock allows you to lock in the Daily Value Percentage of an eligible Indexed Strategy for the remainder of a Term. You may make a Performance Lock election for any Term or Terms of the S&P 500 Indexed Strategies (excluding the 0% Floor Cap Strategy and the three Trigger Strategies), the First Trust Barclays Edge Indexed Strategies, and the Russell 2000 Indexed Strategies. A Performance Lock election is not available for Contracts issued in Missouri with a Contract Effective Date before May 21, 2025.
INDEXED STRATEGY VALUE AFTER PERFORMANCE LOCK ELECTION
Effective the date of this supplement, the first paragraph under the heading
INDEXED STRATEGY VALUE AFTER PERFORMANCE LOCK ELECTION
on Page 51 of the prospectuses is deleted and replaced with the following:
Performance Lock is an election to lock in the Daily Value Percentage for the remainder of a Term of an Indexed Strategy. You can make a Performance Lock election for each Term of an S&P 500 Strategy (excluding the 0% Floor with Cap Indexed Strategy and the three Trigger Strategies), a First Trust Barclays Edge Strategy, and a Russell 2000 Strategy. A Performance Lock election is not available for Contracts issued in Missouri with a Contract Effective Date before May 21, 2025. Only one Performance Lock election may be made for a given Term of a Strategy.
INDEXED STRATEGY AVAILABILITY IN CALIFORNIA
The following four Combination Strategies are available for Contracts issued in
California
with a Contract Effective Date on or after January 7, 2026, but only for Terms beginning after July 20, 2026:
S&P 500
®
3-Year
10% Buffer with Upside Participation Rate and Cap Indexed Strategy
S&P 500
®
3-Year
20% Buffer with Upside Participation Rate and Cap Indexed Strategy
Russell 2000
®
3-Year
10% Buffer with Upside Participation Rate and Cap Indexed Strategy
Russell 2000
®
3-Year
20% Buffer with Upside Participation Rate and Cap Indexed Strategy
The following four Combination Strategies are available for Contracts issued in
California
with a Contract Effective Date on or after July 21, 2026:
S&P 500
®
6-Year
10% Buffer with Upside Participation Rate and Cap Indexed Strategy
S&P 500
®
6-Year
20% Buffer with Upside Participation Rate and Cap Indexed Strategy
Russell 2000
®
6-Year
10% Buffer with Upside Participation Rate and Cap Indexed Strategy
Russell 2000
®
6-Year
20% Buffer with Upside Participation Rate and Cap Indexed Strategy
The following six Indexed Strategies will continue to be available for Contracts issued in
California
with a Contract Effective Date before September 7, 2026:
S&P 500
®
3-Year
10% Buffer with Upside Participation Rate Indexed Strategy
S&P 500
®
3-Year
20% Buffer with Upside Participation Rate Indexed Strategy
S&P 500
®
6-Year
10% Buffer with Upside Participation Rate Indexed Strategy
S&P 500
®
6-Year
20% Buffer with Upside Participation Rate Indexed Strategy
Russell 2000
®
6-Year
10% Buffer with Upside Participation Rate Indexed Strategy
Russell 2000
®
6-Year
20% Buffer with Upside Participation Rate Indexed Strategy
The following two Indexed Strategies will continue to be available for Contracts issued in
California
with a Contract Effective Date on or after May 21, 2025, and before September 7, 2026:
Russell 2000
®
3-Year
10% Buffer with Upside Participation Rate Indexed Strategy
Russell 2000
®
3-Year
20% Buffer with Upside Participation Rate Indexed Strategy

APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
Effective as of the date of this supplement,
Appendix A: Investment Options Available Under the Contract
(“Appendix A”) in the prospectuses and the updating summary prospectuses is deleted and replaced with the following Appendix A to reflect changes to the footnotes addressing the availability of certain strategies in
California
.
APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
The following is a list of Indexed Strategies currently available under the Contract. We may change the features of the Indexed Strategies listed below (including the Index and the current limits on Index gains and losses), offer new Indexed Strategies, and terminate existing Indexed Strategies. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on Index gains is available at
www.massmutualascend.com/index-summit-6-pro
. For additional information about the features of the Indexed Strategies, please see the “Indexed Strategies” section in the prospectus. The practical availability of investment options at the time of sale may vary depending on the broker-dealer through which the Contract is sold. See Appendix D – Financial Intermediary Variations in the prospectus.
Note: If amounts are removed from an Indexed Strategy before the end of its Term, we will apply a Daily Value Percentage adjustment. This may result in a significant reduction in your Strategy value that could exceed any protection from Index loss that would be in place if you held the Indexed Strategy until the end of the Term. You may not be able to invest in certain Indexed Strategies, as noted below.

Index	Type of Index	Term	Current Limit on Index Loss (if held until end of Term)	Minimum Limit on Index Gain (for the life of the Indexed Strategy)	Performance Lock 5
S&P 500 ® 1	Market Index	1 Year	0% Floor	1% Cap	N/A
S&P 500 ® 1	Market Index	1 Year	-10% Floor	1% Cap	Available
S&P 500 ® 1	Market Index	1 Year	10% Buffer	1% Cap	Available
S&P 500 ® 1	Market Index	1 Year	10% Buffer	1% Trigger Rate	N/A
S&P 500 ® 1	Market Index	1 Year	10% Buffer	1% Dual Performance Trigger Rate	N/A
S&P 500 ® 1	Market Index	1 Year	20% Buffer	1% Cap	Available
S&P 500 ® 1	Market Index	1 Year	20% Buffer	1% Trigger Rate	N/A
S&P 500 ®	Market Index	1 Year	50% Downside Participation Rate	1% Cap	Available
S&P 500 ®	Market Index	1 Year	50% Downside Participation Rate	5% Upside Participation Rate	Available
S&P 500 ®	Market Index	2 Years	50% Downside Participation Rate	1% Cap	Available
S&P 500 ®	Market Index	2 Years	50% Downside Participation Rate	5% Upside Participation Rate	Available
S&P 500 ® 2	Market Index	3 Years	10% Buffer	5% Upside Participation Rate & 1% Cap	Available
S&P 500 ® 2	Market Index	3 Years	20% Buffer	5% Upside Participation Rate & 1% Cap	Available
S&P 500 ® 3	Market Index	6 Years	10% Buffer	5% Upside Participation Rate & 1% Cap	Available
S&P 500 ® 3	Market Index	6 Years	20% Buffer	5% Upside Participation Rate & 1% Cap	Available
iShares MSCI EAFE ETF 1	ETF	1 Year	-10% Floor	1% Cap	N/A
iShares MSCI EAFE ETF	ETF	1 Year	50% Downside Participation Rate	5% Upside Participation Rate	N/A
iShares U.S. Real Estate ETF 1	ETF	1 Year	-10% Floor	1% Cap	N/A
iShares U.S. Real Estate ETF	ETF	1 Year	50% Downside Participation Rate	5% Upside Participation Rate	N/A
SPDR Gold Shares ETF 1	ETF	1 Year	-10% Floor	1% Cap	N/A
First Trust Barclays Edge 1	Market Index	1 Year	10% Buffer	5% Upside Participation Rate	Available
First Trust Barclays Edge 1	Market Index	1 Year	50% Downside Participation Rate	5% Upside Participation Rate	Available
Russell 2000 ® 4	Market Index	1 Year	10% Buffer	1% Cap	Available
Russell 2000 ® 4	Market Index	1 Year	20% Buffer	1% Cap	Available
Russell 2000 ® 2	Market Index	3 Years	10% Buffer	5% Upside Participation Rate & 1% Cap	Available
Russell 2000 ® 2	Market Index	3 Years	20% Buffer	5% Upside Participation Rate & 1% Cap	Available
Russell 2000 ® 3	Market Index	6 Years	10% Buffer	5% Upside Participation Rate & 1% Cap	Available
Russell 2000 ® 3	Market Index	6 Years	20% Buffer	5% Upside Participation Rate & 1% Cap	Available

1	These Strategies are not available for Contracts issued in Missouri with a Contract Effective Date before May 21, 2025.
2
These Strategies are not available for Contracts with a Contract Effective Date before May 21, 2025. For Contracts issued in
California
on or after January 7, 2026, these Strategies are not available for Terms beginning before July 21, 2026.

3
These Strategies are not available for Contracts with a Contract Effective Date before January 7, 2026. They are not available for Contracts issued in
California
with a Contract Effective Date before July 21, 2026.

4
These Strategies are not available for Contracts with a Contract Effective Date before May 21, 2025. For Contracts issued in
California
on or after May 21, 2025, these Strategies are not available for Terms beginning before January 7, 2026.

5	Performance Lock is not available for Contracts issued in Missouri with a Contract Effective Date before May 21, 2025.

The following eight additional Indexed Strategies are available for Contracts with a Contract Effective Date before February 21, 2026. For Contracts issued in
California,
they are available for Contracts issued with a Contract Effective Date before September 7, 2026.

Index	Type of Index	Term	Current Limit on Index Loss (if held until end of Term)	Minimum Limit on Index Gain (for the life of the Indexed Strategy)	Performance Lock 3
S&P 500 ® 1	Market Index	3 Years	10% Buffer	5% Upside Participation Rate	Available
S&P 500 ® 1	Market Index	3 Years	20% Buffer	5% Upside Participation Rate	Available
S&P 500 ®	Market Index	6 Years	10% Buffer	5% Upside Participation Rate	Available
S&P 500 ® 1	Market Index	6 Years	20% Buffer	5% Upside Participation Rate	Available
Russell 2000 ® 2	Market Index	3 Years	10% Buffer	5% Upside Participation Rate	Available
Russell 2000 ® 2	Market Index	3 Years	20% Buffer	5% Upside Participation Rate	Available
Russell 2000 ® 1	Market Index	6 Years	10% Buffer	5% Upside Participation Rate	Available
Russell 2000 ® 1	Market Index	6 Years	20% Buffer	5% Upside Participation Rate	Available

1	These Strategies are not available for Contracts issued in Missouri with a Contract Effective Date before May 21, 2025.
2
These Strategies are not available for Contracts with a Contract Effective Date before May 21, 2025. For Contracts issued in
California
on or after May 21, 2025, these Strategies are not available for Terms beginning before January 7, 2026.

3	Performance Lock is not available for Contracts issued in Missouri with a Contract Effective Date before May 21, 2025.
The
S&P 500
is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.
The
iShares MSCI EAFE ETF
deducts fees and costs when calculating Index performance. This will reduce the ETF’s return and cause the ETF to underperform a direct investment in the securities composing the ETF.
The
iShares U.S. Real Estate ETF
deducts fees and costs when calculating Index performance. This will reduce the ETF’s return and cause the ETF to underperform a direct investment in the securities composing the ETF.
The
SPDR Gold Shares ETF
deducts fees and costs when calculating Index performance. This will reduce the ETF’s return and cause the ETF to underperform a direct investment in gold bullion.
The
First Trust Barclays Edge
is an “excess return index” that subtracts a risk-free interest rate from the price and dividend return of the securities. It also deducts fees and costs when calculating Index performance. This will reduce the Index’s return and cause the Index to underperform a direct investment in the securities composing the Index.
The
Russell 2000
is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.
Possible Changes in Indexed Strategies.
The S&P 500
1-Year
50% Downside Participation Rate with Upside Participation Rate Indexed Strategy will always be available. At the end of a Term, we may stop offering any other Indexed Strategy. Consequently, any other Indexed Strategy listed above may not be available after the end of the initial Term. We have the right to replace the Index associated with an Indexed Strategy under certain circumstances.
In the future, we may offer new Indexed Strategies. Any new Buffer Strategy will offer protection against loss at least equal to a 5% Buffer. Any new Floor Strategy will offer protection against loss at least equal to a
-20%
Floor. Any new Downside Participation Rate Strategy will offer protection against loss at least equal to a 75% Downside Participation Rate.
Positive return factors can change from one Term to the next, subject to the following minimum rates: A Cap will never be lower than 1%, an Upside Participation Rate will never be lower than 5%, and a Trigger Rate will never be lower than 1%. Indexed Strategies that may be available in the future may earn a return that is lower than the return your investments would have earned if they had been invested in the other Indexed Strategies that are currently available. In addition, any reduction in the available number of Indexed Strategies may reduce your opportunity to increase your Contract value.
If you have any questions about this supplement, please call
1-800-789-6771
or contact your registered representative.
Please retain this supplement for future reference.